Sales and Trade Accounts Receivable - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Trade Accounts Receivable Securitization and Sale Program [Line Items]
Percentage of net sales from one customer	13.00%	14.00%	14.00%
Export sales to customers	$ 508.8	$ 305.5	$ 170.6
Percentage of trade accounts receivables from one company	9.00%
Trade accounts receivable due from foreign entities	35.00%